Shareholder Fees {- Fidelity® California Municipal Income Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity California Municipal Income Fund Retail PRO-08 | Fidelity® California Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none